Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Blue Chip Investor Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Blue Chip Investor Fund
Accumulated Value	$ 10,665	$ 12,299	$ 13,465	$ 13,153	$ 11,313	$ 17,664	$ 14,996	$ 17,258	$ 20,168	$ 22,112
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500
Accumulated Value	$ 10,399	$ 12,260	$ 14,023	$ 15,483	$ 16,645	$ 23,436	$ 20,948	$ 25,053	$ 31,204	$ 35,936